Lease (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Lease [Abstract]
Weighted average discount rate	4.05%
Weighted average remaining lease term	1 year 9 months 3 days
Operating lease expenses	$ 55,668	$ 53,678
Finance lease discount rate	0.00%
Finance lease term	11 months 1 day
Finance lease useful life	5 years
Finance lease expenses	$ 14,781	$ 15,098